Earnings per share	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Earnings per share [Text Block]
25.	Earnings per share

	Year ended
	December 31,
	2018	2017
Basic and diluted weighted average common shares outstanding	261,271,621	243,500,696